INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The reported amount of income tax expense attributable to operations for the year differs from the amount that would result from applying domestic federal statutory tax rates to loss before income taxes from operations as summarized below:

	Year ended December 31, 2012	Year ended December 31, 2011	From January 14, 2008 (Inception) to December 31, 2012
Federal tax expense (benefit) at statutory rate	$(1,746,110)	$(1,509,635)	$(3,908,699)
State tax expense (benefit) net of federal tax effect	—	—	—
R&D Credit	(19,994)	(31,874)	(74,344)
Non-deductible expenses	88,368	(149,514)	(43,114)
Change in Valuation Allowance	1,677,736	1,664,730	3,999,864
Other	—	26,293	26,293
Total tax expense	—	—	—

Schedule of Deferred Tax Assets and Liabilities
The significant components of deferred tax assets are as follows:

	Year ended December 31, 2012	Year ended December 31, 2011
Deferred tax assets:
Net operating loss carry-forward	$4,162,890	$2,384,038
Tax credit carry-forward	125,954	92,080
Accrued liabilities	419,704	258,356
Capitalized start-up costs	15,194	15,194
Depreciation	1,351	(659)
Gross Deferred Tax Assets	4,725,093	2,749,009
Valuation Allowance	$(4,725,093)	$(2,749,009)

Schedule of Unrecognized Tax Benefits Roll Forward
Company’s policy to include penalties and interest expense related to income taxes as a component of tax expense, as necessary.

Beginning balance January 1 2012	$12,391
Increase/(decrease) of unrecognized tax benefits taken in prior years	—
Increase/(decrease) of unrecognized tax benefits related to current year	4,558
Increase/(decrease) of unrecognized tax benefits related to settlements	—
Reductions to unrecognized tax benefits related lapsing statute of limitations	—
Ending balance at December 31, 2012	$16,949